Earnings per share	12 Months Ended
Jun. 30, 2025
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Earnings per share

28. Earnings per share

Below is a reconciliation between the weighted-average number of common shares outstanding and the diluted weighted-average number of common shares.

	June 30, 2025	June 30, 2024	June 30, 2023
Weighted - average outstanding shares	747	742	748
Adjustments for calculation of diluted earnings per share
Concepts that affect dilution	70	-	72
Weighted - average diluted common shares	817	742	820	(i)

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 "Earning per share" by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year.

	June 30, 2025	June 30, 2024	June 30, 2023
Profit / (loss) for the year attributable to equity holders of the parent	195,182	(40,607)	312,051
Weighted average number of common shares outstanding	747	742	748
Basic earnings per share	261.29	(54.73)	417.18	(i)

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares.

	June 30, 2025	June 30, 2024		June 30, 2023
Profit / (loss) for the year attributable to equity holders of the parent	195,182	(40,607)		312,051
Weighted average number of common shares outstanding	817	742		820
Diluted earnings per share	238.90	(54.73	)(ii)	380.55	(i)

(i)	EPSs for 2023 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.
(ii)	Given that the result for the year showed losses, there is no diluted effect of such result.